OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

November 2, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Money Market Fund, Inc. (the “Registrant”)

           Reg. No. 2-49887; File No. 811-2454

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2010.

                                                                                            Sincerely,

 /s/ Amee Kantesaria

Amee Kantesaria

Vice President & Assistant Counsel

212.323.5217

                                                                                                                  akantesaria@oppenheimerfunds.com

cc:    Kramer Levin Naftalis & Frankel LLP

         Gloria LaFond

         Taylor V. Edwards